Cover	Feb. 07, 2023
Cover [Abstract]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Feb. 07, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-08895
Entity Registrant Name	Healthpeak Properties, Inc.
Entity Central Index Key	0000765880
Entity Tax Identification Number	33-0091377
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	4600 South Syracuse Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	720
Local Phone Number	428-5050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1.00 par value
Trading Symbol	PEAK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false